Average Annual Total Returns		12 Months Ended	24 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	21.49%	[1]
T-REX 2X LONG ALPHABET DAILY TARGET ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		121.50%	81.42%	[2]
T-REX 2X LONG ALPHABET DAILY TARGET ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		121.23%	76.06%	[2]
T-REX 2X LONG ALPHABET DAILY TARGET ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		71.93%	62.16%	[2]
T-REX 2X LONG ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Performance Inception Date	Jan. 10, 2024
T-REX 2X LONG APPLE DAILY TARGET ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(4.99%)	21.68%	[1]
Performance Inception Date	Jan. 10, 2024
T-REX 2X LONG APPLE DAILY TARGET ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		(5.24%)	17.20%	[1]
T-REX 2X LONG APPLE DAILY TARGET ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(2.95%)	15.13%	[1]
T-REX 2X LONG MICROSOFT DAILY TARGET ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.83%	7.36%
Performance Inception Date	Jan. 10, 2024
T-REX 2X LONG MICROSOFT DAILY TARGET ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		7.60%	6.24%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.85%	5.19%

[1]	January 10, 2024.
[2]	January 10, 2024.